Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Schedule of changes in contract assets and contract liabilities balance

A. Contract assets and Contract liabilities
The following table presents the changes in contract assets balance:
	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	19,854	₹	15,795
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones		(14,730)		(14,073)
Increase due to revenue recognized during the year		10,617		12,233
Translation adjustment		54		864
Balance at the end of the year	₹	15,795	₹	14,819

The following table presents the changes in contract liabilities balance:
	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	17,653	₹	20,063
Revenue recognized from opening balance of contract liabilities		(14,695)		(15,724)
Increase due to invoicing during the year		17,036		20,262
Translation adjustment		69		833
Balance at the end of the year	₹	20,063	₹	25,434

Schedule of Disaggregation of Revenues

Information on disaggregation of revenues for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	-	₹	893,476
Sale of products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,462	₹	165,002	₹	95,475	₹	35,762	₹	298,701
Health		95,496		162		17,699		4,954		118,311
Consumer		102,439		5,351		43,035		16,387		167,212
Technology and Communications (1)		66,326		25,220		30,961		19,651		142,158
Energy, Manufacturing and Resources (1)		1,408		73,652		66,647		25,387		167,094
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
C. Revenue by nature of contract
Fixed price and volume based	₹	150,253	₹	140,676	₹	149,007	₹	62,011	₹	501,947	₹	-	₹	501,947
Time and materials		117,878		128,711		104,810		40,130		391,529		-		391,529
Products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603

Information on disaggregation of revenues for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	-	₹	888,192
Sale of products		-		-		-		-		-		2,692		2,692
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884
B. Revenue by sector
Banking, Financial Services and Insurance	₹	1,240	₹	172,817	₹	91,965	₹	38,231	₹	304,253
Health		108,305		236		13,982		3,272		125,795
Consumer		103,875		6,659		43,435		15,344		169,313
Technology and Communications (1)		64,907		24,255		31,804		14,933		135,899
Energy, Manufacturing and Resources (1)		3,479		67,998		59,001		22,454		152,932
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884
C. Revenue by nature of contract
Fixed price and volume based	₹	144,904	₹	137,385	₹	142,241	₹	56,390	₹	480,920	₹	-	₹	480,920
Time and materials		136,902		134,580		97,946		37,844		407,272		-		407,272
Products		-		-		-		-		-		2,692		2,692
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884

Information on disaggregation of revenues for the year ended March 31, 2026 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	305,036	₹	268,532	₹	243,645	₹	102,087	₹	919,300	₹	-	₹	919,300
Sale of products		-		-		-		-		-		6,940		6,940
	₹	305,036	₹	268,532	₹	243,645	₹	102,087	₹	919,300	₹	6,940	₹	926,240
B. Revenue by sector
Banking, Financial Services and Insurance	₹	842	₹	170,299	₹	96,587	₹	46,283	₹	314,011
Health		116,104		1,408		12,944		3,392		133,848
Consumer		107,075		3,772		44,537		13,586		168,970
Technology and Communications		74,591		22,195		35,329		14,438		146,553
Energy, Manufacturing and Resources		6,424		70,858		54,248		24,388		155,918
	₹	305,036	₹	268,532	₹	243,645	₹	102,087	₹	919,300	₹	6,940	₹	926,240
C. Revenue by nature of contract
Fixed price and volume based	₹	153,658	₹	126,105	₹	139,795	₹	62,210	₹	481,768	₹	-	₹	481,768
Time and materials		151,378		142,427		103,850		39,877		437,532		-		437,532
Products		-		-		-		-		-		6,940		6,940
	₹	305,036	₹	268,532	₹	243,645	₹	102,087	₹	919,300	₹	6,940	₹	926,240

(1)
Effective October 1, 2024, the Company has reorganized its sectors by merging “Technology” and “Communications” into “Technology and Communications” sector, and by merging “Energy, Natural Resources and Utilities” and “Manufacturing” into “Energy, Manufacturing and Resources” sector. Comparative period disaggregation of revenue has been restated to give effect to this change.